Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.0%
Communication Services—0.4%
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	$5,000	$4,983
iHeartCommunications, Inc. 8.375%, 5/1/27	3,000	2,955
		7,938

Consumer Discretionary—1.5%
Ford Motor Co. 8.500%, 4/21/23	2,800	3,052
Ford Motor Credit Co. LLC
3.370%, 11/17/23	4,000	3,940
5.125%, 6/16/25	3,000	3,094
4.125%, 8/17/27	4,000	3,890
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	4,670
Motors Liquidation Co. Escrow(2)	20,000	—
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	1,680	1,760
QVC, Inc. 4.750%, 2/15/27	3,000	3,081
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	3,157
		26,644

Consumer Staples—0.2%
Kraft Heinz Foods Co. 5.200%, 7/15/45	3,000	3,274
Energy—0.5%
Blackbrush Oil & Gas 1.000%, 12/31/50(2)	14,051	4,075
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	7,101	4,970
		9,045

Financials—0.2%
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	3,000	3,202
Health Care—0.7%
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	2,000	2,105
Encompass Health Corp. 4.500%, 2/1/28	3,000	3,015
	Par Value	Value

Health Care—continued
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	$2,000	$2,041
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	3,650	3,723
3.150%, 10/1/26	1,400	1,235
		12,119

Information Technology—0.4%
ams AG 144A 7.000%, 7/31/25(1)	3,000	3,176
Dell International LLC 144A 8.100%, 7/15/36(1)	3,000	3,940
		7,116

Materials—0.1%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	2,000	2,028
Total Corporate Bonds and Notes (Identified Cost $73,838)		71,366

Leveraged Loans(3)—93.5%
Aerospace—3.8%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	4,663	4,628
American Airlines, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 2.146%, 4/28/23	3,748	3,056
2017, Tranche B (1 month LIBOR + 2.000%) 2.152%, 12/14/23	14,884	12,117
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27	8,490	8,546
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.149%, 11/21/25	7,432	6,974
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 3.720%, 4/6/26	3,203	2,817
	Par Value	Value

Aerospace—continued
2020, Tranche B-2 (3 month LIBOR + 3.500%) 3.720%, 4/6/26	$1,722	$1,514
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.500%, 1/22/25	7,148	5,647
Spirit AeroSystems, Inc. (3 month LIBOR + 5.250%) 0.000%, 1/30/25(4)	2,900	2,886
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	13,869	13,087
Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	2,211	2,086
WP CPP Holdings LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 4/30/25	4,611	4,016
		67,374

Chemicals—5.9%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.250%, 8/27/26	2,866	2,854
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 2.656%, 5/7/25	9,679	8,796
Emerald Performance Materials LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.000%, 8/12/25	3,200	3,186
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 2.470%, 2/14/24	5,265	5,168
Tranche B-2 (3 month LIBOR + 2.250%) 2.470%, 2/14/24	3,378	3,318
Tranche B-3 (3 month LIBOR + 2.250%) 2.470%, 2/14/24	2,920	2,868
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 2.761%, 8/7/24	13,864	13,535
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.147%, 4/1/24	$29,131	$28,249
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.000%, 2/14/24	6,579	6,448
PQ Corp. Tranche B (3 month LIBOR + 2.250%) 2.511%, 2/8/27	14,298	13,923
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.151%, 10/1/25	5,741	5,550
Tronox Finance LLC First Lien (1 month LIBOR + 3.000%) 3.177%, 9/23/24	3,460	3,401
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500%, 10/28/24	3,387	3,035
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25	7,470	5,654
		105,985

Consumer Durables—0.1%
American Bath Group LLC First Lien (1 month LIBOR + 4.000%) 5.000%, 9/30/23	1,955	1,951
Consumer Non-Durables—1.1%
ABG Intermediate Holdings 2 LLC
First Lien (3 month LIBOR + 3.500%) 3.720%, 9/27/24	6,952	6,802
First Lien (3 month LIBOR + 5.250%) 6.250%, 9/27/24	1,520	1,505
Coty, Inc. Tranche A (1 month LIBOR + 1.750%) 1.909%, 4/5/23	13,062	11,821
		20,128

Energy—2.0%
APR Operating LLC Second Lien (3 month LIBOR + 7.000%) 7.299%, 5/27/24(5)	8,330	305
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.897%, 11/3/25	3,742	2,607
	Par Value	Value

Energy—continued
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	$7,871	$6,133
Blackbrush Oil & Gas LP (3 month LIBOR + 5.000%) 6.000%, 9/3/25(2)	4,684	4,684
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 7.660%, 3/6/23	16,870	10,982
FTS International, Inc. (2 month LIBOR + 6.750%) 7.750%, 4/16/21(6)	7,524	2,608
Keane Group Holdings LLC (1 month LIBOR + 3.500%) 4.500%, 5/26/25	3,953	3,479
Osum Production Corp. 2022 (3 month LIBOR + 7.500%) 8.500%, 7/31/22	4,696	4,156
Summit Midstream Partners Holdings LLC (3 month LIBOR + 6.000%) 7.000%, 5/13/22	7,708	1,542
		36,496

Financial—8.3%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.000%, 4/3/24	3,845	2,691
Aretec Group, Inc.
First Lien (3 month LIBOR + 4.250%) 4.397%, 10/1/25	12,811	12,170
Second Lien (1 month LIBOR + 0.147%) 8.397%, 10/1/26	5,930	5,001
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.645%, 8/4/25	7,398	7,399
Tranche B-4 (1 month LIBOR + 3.000%) 3.147%, 8/4/22	30,279	29,894
Tranche B-6 (1 month LIBOR + 3.000%) 3.147%, 11/3/23	4,701	4,626
Blackstone Mortgage Trust, Inc. Tranche B-2 (1 month LIBOR + 4.750%) 5.750%, 4/23/26	3,391	3,366
	Par Value	Value

Financial—continued
Broadstreet Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 1/27/27	$2,992	$2,955
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(6)	5,093	1,172
DRW Holdings LLC First Lien (1 month LIBOR + 4.250%) 4.397%, 11/26/26	4,683	4,590
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 3.400%, 12/22/23	7,226	7,126
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	18,654	18,451
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 2.720%, 2/1/27	4,010	3,908
Franklin Square Holdings LP Tranche B (1 month LIBOR + 2.250%) 2.438%, 8/1/25	3,532	3,479
Hudson River Trading LLC 2020 (1 month LIBOR + 3.000%) 3.156%, 2/18/27	4,633	4,518
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.904%, 6/28/23	16,057	15,655
Jane Street Group LLC (1 month LIBOR + 3.000%) 3.147%, 1/31/25	4,374	4,333
Orion Advisor Solutions, Inc. (3 month LIBOR + 4.000%) 5.000%, 8/4/27	6,205	6,153
VFH Parent LLC (1 month LIBOR + 3.000%) 3.151%, 3/1/26	9,976	9,898
		147,385

Food / Tobacco—2.0%
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.147%, 5/1/26	6,463	6,279
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Lineage Logistics LLC (1 month LIBOR + 3.000%) 4.000%, 2/27/25	$2,763	$2,721
Panera Bread Co. (1 month LIBOR + 2.250%) 2.438%, 7/18/22	28,819	27,089
		36,089

Food and Drug—0.4%
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 4.397%, 10/22/25	6,613	6,433
Forest Prod / Containers—1.5%
Graham Packaging Co., Inc. (1 month LIBOR + 3.750%) 4.500%, 8/4/27	9,555	9,487
Pregis TopCo LLC (1 month LIBOR + 3.750%) 3.906%, 7/31/26	2,693	2,651
Reynolds Group Holdings, Inc.
(1 month LIBOR + 2.750%) 3.979%, 2/6/23	8,299	8,188
Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 2/16/26(4)	5,650	5,543
		25,869

Gaming / Leisure—3.8%
Aimbridge Acquisition Co., Inc. 2020 (3 month LIBOR + 6.000%) 0.000%, 2/2/26(4)	1,920	1,882
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.021%, 10/19/24	5,148	4,999
Bombardier Recreational Products, Inc. 2020 (3 month LIBOR + 5.000%) 6.000%, 5/24/27	1,500	1,512
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 2.897%, 12/23/24	11,735	10,965
	Par Value	Value

Gaming / Leisure—continued
Tranche B-1 (1 month LIBOR + 4.500%) 4.688%, 7/21/25	$11,900	$11,500
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 5/9/24	9,693	9,342
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 3.750%, 10/21/24	2,764	2,643
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	4,415	3,858
Playtika Holding Corp. Tranche B (3 month LIBOR + 6.000%) 7.000%, 12/10/24	8,402	8,399
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.471%, 8/14/24	6,144	5,767
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	7,093	6,767
		67,634

Healthcare—7.1%
Acadia Healthcare Co., Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.647%, 2/16/23	4,149	4,108
Agiliti Health, Inc. (3 month LIBOR + 3.000%) 0.000%, 1/5/26(4)	2,305	2,259
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	8,941	8,921
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 3.688%, 5/4/25	6,172	5,801
ASP Navigate Acquisition Corp. First Lien (3 month LIBOR + 4.500%) 0.000%, 9/24/27(4)	3,835	3,787
	Par Value	Value

Healthcare—continued
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.151%, 6/2/25	$6,380	$6,246
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.905%, 8/1/27	2,402	2,332
Endo Luxembourg Finance Co. S.a.r.l. (3 month LIBOR + 4.250%) 5.000%, 4/29/24	2,319	2,203
Gentiva Health Services, Inc. Tranche B (1 month LIBOR + 3.250%) 3.438%, 7/2/25	3,990	3,903
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	5,335	5,316
HCA, Inc. Tranche B-12 (1 month LIBOR + 1.750%) 1.897%, 3/13/25	16,241	16,151
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 5.500%, 12/19/22	13,202	12,789
Kindred Healthcare, Inc. (3 month LIBOR + 5.000%) 5.188%, 7/2/25	8,846	8,669
Lannett Co., Inc.
Tranche A (1 month LIBOR + 5.000%) 6.000%, 11/25/20	4,969	4,886
Tranche B (1 month LIBOR + 5.375%) 6.375%, 11/25/22	4,276	4,180
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	4,120	3,996
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 10/1/27(4)	5,725	5,654
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 4.655%, 5/2/25	9,498	9,161
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Packaging Coordinators Midco, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 9/25/27(4)	$3,835	$3,814
Sotera Health Holdings LLC First Lien (3 month LIBOR + 4.500%) 5.500%, 12/11/26	6,229	6,198
Syneos Health, Inc. Tranche A, First Lien (1 month LIBOR + 1.500%) 1.647%, 3/25/24	2,848	2,769
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24	3,515	2,939
		126,082

Housing—3.4%
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 3.000%) 3.147%, 8/28/23	6,833	5,856
Tranche B (1 month LIBOR + 2.500%) 2.647%, 8/27/25	16,242	13,122
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 2.897%, 8/21/25	14,236	13,697
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 1.847%, 2/7/22	15,212	14,822
Realogy Group LLC Tranche A (1 month LIBOR + 2.250%) 2.397%, 2/8/23	13,257	12,751
		60,248

Information Technology—10.3%
Allegro MicroSystems, Inc. (3 month LIBOR + 4.250%) 0.000%, 9/24/27(4)	2,150	2,134
Avaya, Inc.
Tranche B (3 month LIBOR + 4.250%) 4.401%, 12/15/24	211	210
	Par Value	Value

Information Technology—continued
Tranche B-1 (3 month LIBOR + 4.250%) 4.401%, 12/15/27	$10,728	$10,446
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.250%) 4.250%, 2/12/25	2,423	2,395
Brooks Automation, Inc. Tranche B (3 month LIBOR + 2.500%) 3.740%, 10/4/24	2,229	2,190
Cablevision Lightpath LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/15/27(4)	2,350	2,335
Cornerstone OnDemand, Inc. (1 month LIBOR + 4.250%) 4.406%, 4/22/27	3,700	3,690
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	10,925	10,867
ECI Macola/Max Holding LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 9/17/27(4)	1,500	1,487
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 4.750%, 2/9/23	10,354	10,300
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	4,997	4,985
Gigamon, Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 12/27/24	6,371	6,259
GlobalFoundries, Inc. (3 month LIBOR + 4.750%) 5.000%, 6/5/26	7,749	7,710
Go Daddy Operating Co. LLC Tranche B-3 (1 month LIBOR + 2.500%) 2.647%, 8/10/27	3,865	3,803
Internap Holding LLC PIK Interest Capitalization (3 month LIBOR + 6.500%) 7.500%, 5/8/25(7)	3,094	1,547
	Par Value	Value

Information Technology—continued
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 4.906%, 8/31/27	$9,525	$9,189
MA Financeco LLC
Tranche B-3 (1 month LIBOR + 2.500%) 2.647%, 6/21/24	1,320	1,251
Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25	6,850	6,804
Macom Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%) 2.397%, 5/17/24	8,336	8,051
Marcel Lux IV S.a.r.l. (3 month LIBOR + 0.000%) 0.000%,	2,995	2,980
Mavenir Systems, Inc. (2 month LIBOR + 6.000%) 7.000%, 5/8/25	7,503	7,428
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 3.896%, 9/30/24	8,991	8,915
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 4.000%, 11/3/23	10,749	10,533
Redstone Holdco 2 LP (3 month LIBOR + 5.000%) 6.000%, 9/1/27	4,160	4,139
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 2.647%, 6/21/24	8,912	8,444
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.897%, 2/5/24	7,693	7,547
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 3.750%, 3/5/27	5,702	5,566
Tech Data Corp.
(1 month LIBOR + 3.500%) 3.645%, 6/30/25	4,740	4,748
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
(1 month LIBOR + 5.500%) 5.645%, 6/30/25	$3,765	$3,666
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	7,082	7,057
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	250	254
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 4.647%, 8/27/25	6,434	6,402
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.157%, 3/2/27	3,123	3,070
Xperi Holding Corp. Tranche B (1 month LIBOR + 4.000%) 4.147%, 6/1/25	7,021	6,831
		183,233

Manufacturing—0.6%
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.500%, 6/30/24	10,719	5,150
Clark Equipment Co. Tranche B (3 month LIBOR + 1.750%) 1.970%, 5/20/24	2,463	2,381
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 4.250%, 1/28/22	2,693	2,413
		9,944

Media / Telecom - Broadcasting—2.7%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 0.000%, 8/24/26(4)	3,990	3,079
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.655%, 1/2/26	12,169	11,940
Hubbard Radio LLC (6 month LIBOR + 4.250%) 5.250%, 3/28/25	6,500	6,199
	Par Value	Value

Media / Telecom - Broadcasting—continued
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 4.750%, 5/1/26	$4,683	$4,500
LCPR Loan Financing LLC (1 month LIBOR + 5.000%) 5.152%, 10/15/26	13,745	13,716
Nexstar Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.395%, 1/17/24	7,238	7,048
Quincy Newspapers, Inc. Tranche B (1 month LIBOR + 3.000%) 4.004%, 11/2/22	2,221	2,188
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 1.750%) 1.905%, 10/20/23	5	—
		48,670

Media / Telecom - Cable/Wireless Video—5.3%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.900%, 2/1/27	6,639	6,480
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.397%, 1/31/28	12,457	12,034
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.402%, 7/17/25	13,139	12,688
2019 (1 month LIBOR + 2.500%) 2.652%, 4/15/27	3,445	3,334
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 3.600%) 3.600%, 7/14/21(8)	1,219	1,238
(3 month LIBOR + 5.500%) 6.500%, 7/14/21	1,219	1,238
Tranche B-3 (3 month PRIME + 4.750%) 8.000%, 11/27/23(5)	16,345	16,402
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Radiate Holdco LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 9/25/26(4)	$4,999	$4,905
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.652%, 1/31/28	17,445	16,907
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.652%, 4/30/28	20,265	19,468
		94,694

Media / Telecom - Diversified Media—7.6%
Alchemy Copyrights LLC 2020 (1 month LIBOR + 3.250%) 4.000%, 8/14/27	6,590	6,574
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 1.897%, 6/14/22	6,708	6,607
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24	4,277	4,140
Banijay Entertainment SAS Tranche B (1 month LIBOR + 3.750%) 3.907%, 3/3/25	5,650	5,523
Camelot US Acquisition I Co. (3 month LIBOR + 3.250%) 0.000%, 10/30/26(4)	5,110	5,082
Deluxe Entertainment Services Group, Inc. PIK Interest Capitalization, Second Lien (3 month LIBOR + 8.500%) 9.500%, 9/25/24(2)(9)	4,127	3,095
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 5.750%, 11/3/23	15,191	12,379
Huntsworth Ltd. (3 month LIBOR + 6.000%) 0.000%, 5/11/27(4)	2,500	2,325
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Lions Gate Capital Holdings LLC
Tranche A (3 month LIBOR + 1.750%) 1.897%, 3/22/23	$9,104	$8,740
Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/24/25	12,832	12,351
Meredith Corp.
Tranche B-2 (1 month LIBOR + 2.500%) 2.647%, 1/31/25	2,700	2,597
Tranche B-3 (3 month LIBOR + 4.250%) 5.250%, 1/31/25	3,691	3,626
Merrill Communications LLC Tranche B, First Lien (3 month LIBOR + 5.000%) 6.195%, 10/5/26	3,017	2,940
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 4.750%, 9/13/24	1,382	1,363
First Lien (1 month LIBOR + 3.500%) 3.647%, 9/15/24	9,507	9,234
Tranche B, Second Lien (3 month LIBOR + 7.500%) 7.647%, 9/15/25	1,695	1,681
Nielsen Finance LLC
Tranche B-4 (1 month LIBOR + 2.000%) 2.154%, 10/4/23	11,580	11,337
Tranche B-5 (1 month LIBOR + 3.750%) 4.750%, 6/6/25	2,244	2,240
UPC Broadband Holding B.V.
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(4)	1,800	1,744
Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(4)	1,800	1,744
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.900%, 5/19/25	35,761	30,441
		135,763

Media / Telecom - Telecommunications—7.5%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 2.902%, 7/15/25	7,405	7,057
	Par Value	Value

Media / Telecom - Telecommunications—continued
2017 (1 month LIBOR + 2.750%) 2.895%, 1/31/26	$13,242	$12,480
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	14,054	13,480
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24	15,634	15,624
Connect US Finco LLC (1 month LIBOR + 4.500%) 5.500%, 12/12/26	8,587	8,313
Consolidated Communications, Inc. (3 month LIBOR + 4.750%) 0.000%, 10/2/27(4)	3,500	3,460
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.897%, 3/1/27	8,986	8,697
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 4.500%, 8/8/24	6,689	6,268
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 2.897%, 7/31/25	13,712	13,061
Tranche B-12 (1 month LIBOR + 3.688%) 3.840%, 1/31/26	20,092	19,313
Tranche B-13 (1 month LIBOR + 4.000%) 4.152%, 8/14/26	16,913	16,396
Zacapa LLC (6 month LIBOR + 4.500%) 4.769%, 7/2/25	8,923	8,839
		132,988

Media / Telecom - Wireless Communications—1.5%
Iridium Satellite LLC (1 month LIBOR + 3.750%) 4.750%, 11/4/26	4,633	4,618
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.147%, 4/1/27	22,257	22,223
		26,841

	Par Value	Value

Metals / Minerals—2.3%
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 3.750%, 12/22/23	$11,251	$11,192
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 4.650%, 9/27/24	5,538	4,417
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 4.500%, 2/12/25	16,020	15,793
Metallurg, Inc. (1 month LIBOR + 3.000%) 3.147%, 2/1/25	2,868	2,735
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 1/4/23	5,495	5,440
U.S. Silica Co.
(1 month LIBOR + 4.000%) 4.188%, 5/1/23(2)	563	445
(3 month LIBOR + 0.5000%) 0.500%, 5/1/23(2)(8)	1,687	1,336
		41,358

Real Estate—0.2%
Hill Street Properties LLC PIK Interest Capitalization 0.000%, 2/5/24(2)(10)	2,837	2,695
Retail—2.1%
Academy Ltd. (1 month LIBOR + 4.000%) 5.000%, 7/1/22	6,898	6,729
Ascena Retail Group, Inc.
(1 month LIBOR + 11.750%) 12.750%, 9/16/24(2)	647	631
Tranche B (3 month LIBOR + 4.500%) 5.250%, 8/19/22(6)	3,017	1,181
ASHCO LLC (3 month LIBOR + 5.000%) 5.750%, 9/25/24	6,486	6,417
Belk, Inc. (3 month LIBOR + 6.750%) 7.750%, 7/31/25	9,572	3,567
CWGS Group LLC (1 month LIBOR + 2.750%) 3.500%, 11/8/23	12,080	11,737
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 5.250%, 6/23/23(5)	3,733	1,149
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Retail—continued
Michaels Stores, Inc. 2020, Tranche B (3 month LIBOR + 3.500%) 0.000%, 10/1/27(4)	$850	$829
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 4.250%, 1/26/23	6,075	5,568
		37,808

Service—7.9%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 3.147%, 4/11/25	5,474	5,310
APX Group, Inc. (1 month LIBOR + 5.000%) 5.148%, 12/31/25	4,812	4,718
Ascend Learning LLC (1 month LIBOR + 3.000%) 4.000%, 7/12/24	6,772	6,671
Asplundh Tree Expert LLC (3 month LIBOR + 2.500%) 2.655%, 9/4/27	3,405	3,399
Conservice Midco LLC First Lien (3 month LIBOR + 4.250%) 4.470%, 5/13/27	3,550	3,506
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 3.750%, 2/3/25	3,170	3,037
Second Lien (1 month LIBOR + 6.750%) 7.500%, 2/2/26	845	760
DiscoverOrg LLC First Lien (1 month LIBOR + 3.750%) 3.897%, 2/2/26	9,266	9,166
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 7.500%, 7/12/23	6,592	1,961
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	8,034	7,990
Lakeland Tours LLC (3 month LIBOR + 12.000%) 0.000%, 1/23/21(4)	157	154
	Par Value	Value

Service—continued
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.147%, 9/18/26	$4,324	$4,303
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 3.970%, 5/23/25	6,436	6,259
Second Lien (3 month LIBOR + 7.500%) 7.720%, 5/22/26	3,375	3,054
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	11,773	11,324
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 4.500%) 4.647%, 5/1/25	8,395	8,305
Prime Security Services Borrower LLC 2019, Tranche B-1 (1 month LIBOR + 3.250%) 4.250%, 9/23/26	6,416	6,350
Red Ventures LLC Tranche B-2 (1 month LIBOR + 2.500%) 2.647%, 11/8/24	4,845	4,639
SGS Cayman LP (3 month LIBOR + 5.375%) 6.375%, 4/23/21	2,840	2,453
Shutterfly, Inc.
Tranche B, First Lien (3 month LIBOR + 6.000%) 7.000%, 9/25/26	1,600	1,447
Tranche B-1 (3 month LIBOR + 6.500%) 7.500%, 9/25/26	1,910	1,725
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.400%, 7/17/25	4,562	4,460
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 6.375%, 4/23/21	12,201	10,538
TKC Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	5,083	4,760
	Par Value	Value

Service—continued
Second Lien (3 month LIBOR + 8.000%) 9.000%, 2/1/24	$2,172	$1,805
Travelport Finance (Luxembourg) S.a.r.l.
(3 month LIBOR + 1.500%) 2.500%, 2/28/25	4,666	4,476
First Lien (3 month LIBOR + 5.000%) 5.220%, 5/29/26	3,451	2,588
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 4.000%) 5.000%, 5/21/26	9,066	8,953
Weight Watchers International, Inc. (1 month LIBOR + 4.750%) 5.500%, 11/29/24	5,793	5,765
		139,876

Transportation - Automotive—3.1%
Adient US LLC (1 month LIBOR + 4.250%) 4.421%, 5/6/24	6,413	6,331
Autokiniton US Holdings, Inc.
2019, Tranche B (1 month LIBOR + 5.750%) 5.897%, 5/22/25	4,582	4,365
Tranche B (1 month LIBOR + 6.375%) 6.522%, 5/22/25(2)	4,887	4,667
Dana, Inc. 2018, Tranche B (1 month LIBOR + 2.250%) 2.400%, 2/27/26	4,462	4,345
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24	8,283	8,086
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 5.261%, 10/24/25	4,117	3,890
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	4,036	3,996
Superior Industries International, Inc. (1 month LIBOR + 3.500%) 3.647%, 5/22/24	7,319	6,843
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.147%, 10/1/25	$8,655	$7,785
TI Group Automotive Systems LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 12/16/24(4)	2,075	2,067
Wabash National Corp. (3 month LIBOR + 3.250%) 0.000%, 9/28/27(4)	2,750	2,729
		55,104

Transportation - Land Transportation—0.7%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 6.000%, 2/27/24	7,449	7,277
Savage Enterprises LLC Tranche B, First Lien (1 month LIBOR + 3.000%) 3.160%, 8/1/25	5,594	5,538
		12,815

Utility—2.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	6,367	6,199
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.147%, 1/15/25	4,324	4,183
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 4.750%, 10/2/25	13,764	13,635
EFS Cogen Holdings I LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 9/24/27(4)	2,150	2,141
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750%, 11/7/26	6,858	6,810
	Par Value	Value

Utility—continued
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.147%, 8/28/25	$3,822	$3,793
Longview Power LLC (2 month LIBOR + 10.000%) 11.500%, 7/30/25(2)	1,544	1,575
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 3.897%, 7/8/26	3,216	3,170
		41,506

Total Leveraged Loans (Identified Cost $1,764,317)		1,664,969

	Shares
Preferred Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(2)(11)	9,283	—
Total Preferred Stock (Identified Cost $58)		—

Common Stocks—0.7%
Communication Services—0.0%
Desg Holdings, Inc.(2)	475,758	202
Consumer Discretionary—0.4%
TRU Kids, Inc.(2)(11)	2,073	7,914
Wayne Services Legacy, Inc. (2)(11)	2,073	—
		7,914

Energy—0.1%
Blackbrush Oil & Gas(2)	437,150	—
McDermott International Ltd.(11)	148,865	357
Sunshine Oil & Gas, Inc.(2)	120,539	603
Templar Energy LLC Class A(2)(11)	1,608,573	8
		968

Information Technology—0.0%
Internap Holding LLC(2)	681,392	7
	Shares	Value

Real Estate—0.1%
Hill Street Properties(2)(11)	84,879	$2,037
Utilities—0.1%
Longview Intermediate Holdings LLC(2)	350,306	1,927
Total Common Stocks (Identified Cost $67,974)		13,055

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(11)	410,667	448
Total Rights (Identified Cost $554)		448

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(11)	144,525	—
Total Warrant (Identified Cost $1)		—

Total Long-Term Investments—98.2% (Identified Cost $1,906,742)		1,749,838

TOTAL INVESTMENTS—98.2% (Identified Cost $1,906,742)		$1,749,838
Other assets and liabilities, net—1.8%		31,337
NET ASSETS—100.0%		$1,781,175

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $31,062 or 1.7% of net assets.
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	53% of the income received was in cash and 47% was in PIK.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	74% of the income received was in cash and 26% was in PIK.
(10)	100% of the income received was in PIK.
(11)	Non-income producing.

Country Weightings†
United States	88%
Luxembourg	5
France	3
Netherlands	1
United Kingdom	1
Canada	1
Cayman Islands	1
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$71,366	$—	$62,321	$9,045(1)
Leveraged Loans	1,664,969	—	1,645,841	19,128(1)
Equity Securities:
Common Stocks	13,055	357	—	12,698(1)
Preferred Stock	—	—	—	—(1)
Rights	448	—	448	—
Warrant	—	—	—	—
Total Investments	$1,749,838	$357	$1,708,610	$40,871

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,172 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $7,762 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common Stocks	Preferred Stock	Rights
Investments in Securities
Balance as of December 31, 2019:	$53,363	$14,962(a)	$23,411	$14,990(a)	$—(a)	$—
Accrued discount/(premium)	98	30	68	—	—	—
Realized gain (loss)	(6,529)	15	(205)	(6,339)	—	—
Change in unrealized appreciation (depreciation)(c)	(1,958)	(2,024)	(247)	313	—	—(b)
Purchases	15,523	4,075	7,514	3,934	—	—(b)
Sales(d)	(26,217)	(8,013)	(18,004)	(200)	—	—
Transfers into Level 3(e)	7,763	—	7,763	—	—	—
Transfers from Level 3(e)	(1,172)	—	(1,172)	—	—	—
Balance as of September 30, 2020	$40,871	$9,045(a)	$19,128(a)	$12,698(a)	$—(a)	$—(b)
(a) Includes internally fair valued security currently priced at $0.
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2020, was $(2,427).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of September 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.